Consolidated Statement of Change in Stockholders Equity (USD $)		Total	Common Stock [Member]	Class A Preferred Stock [Member]		Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Balance inception at Nov. 04, 2009					[1]
Balance inception, shares at Nov. 04, 2009					[1]
Issued under incentive stock programs		5,156	156			5,000
Issued under incentive stock programs, shares			15,625
Issuance of Series A convertible preferred stock		7,999,992		80,000	[1]	7,919,992
Issuance of Series A convertible preferred stock, shares	[1]			7,999,992
Stock based compensation expense		1,807				1,807
Net loss		(714,375)					(714,375)
Balance at Dec. 31, 2009		7,292,580	156	80,000	[1]	7,926,799	(714,375)
Balance, shares at Dec. 31, 2009			15,625	7,999,992	[1]
Issued under incentive stock programs		7,344	156			7,188
Issued under incentive stock programs, shares			15,625
Issuance of Series A convertible preferred stock		5,197,945		51,979	[1]	5,145,966
Issuance of Series A convertible preferred stock, shares	[1]			5,197,945
Stock based compensation expense		327,653				327,653
Net loss		(11,013,860)					(11,013,860)
Proceeds from stock options exercised
Stock based compensation expense		333,903
Balance at Dec. 31, 2010		1,811,662	313	131,979	[1]	13,407,605	(11,728,235)
Balance, shares at Dec. 31, 2010			31,250	13,197,937	[1]
Issued under incentive stock programs		12,500	312			12,188
Issued under incentive stock programs, shares			31,250
Issuance of Series A convertible preferred stock		35,999,999		360,000	[1]	35,639,999
Issuance of Series A convertible preferred stock, shares	[1]			35,999,999
Stock based compensation expense		768,907				768,907
Net loss		(33,033,073)					(33,033,073)
Proceeds from stock options exercised
Stock based compensation expense		781,407
Balance at Dec. 31, 2011		5,559,995	625	491,979	[1]	49,828,699	(44,761,308)
Balance, shares at Dec. 31, 2011			62,500	49,197,936	[1]
Issuance of Series A convertible preferred stock		22,000,000		220,000	[1]	21,780,000
Issuance of Series A convertible preferred stock, shares	[1]			22,000,000
Net loss		(62,538,863)					(62,538,863)
Proceeds from stock options exercised		146,168	233			145,935
Proceeds from stock options exercised, shares			23,221
Conversion of Series A convertible preferred stock to common stock		6,000,000	96,497	(711,979)	[1]	6,615,482
Conversion of Series A convertible preferred stock to common stock, shares			9,649,738	(71,197,936)	[1]
Initial public offering, net		71,299,576	86,250			71,213,326
Initial public offering, shares			8,625,000
Stock based compensation expense		1,405,576				1,405,576
Balance at Dec. 31, 2012		$ 43,872,452	$ 183,605			$ 150,989,018	$ (107,300,171)
Balance, shares at Dec. 31, 2012			18,360,459

[1]	Does not include the $6,000,000 portion of the preferred stock that was redeemable upon certain conditions by the holders. These shares along with the non-redeemable portion of the Series A convertible preferred stock were converted to common stock at the time of the initial public offering (see note 3, Reverse Stock Split and Initial Public Offering).